Long-term debt (Schedule of Long-term Debt Instruments) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Long-term debt
Senior unsecured bond	$ 119,100	$ 125,000
Secured long-term debt	423,749	405,120
Total long-term debt	542,849	530,120
Less: Deferred financing costs	(7,526)	(7,609)
Long-term debt, net of deferred financing costs	535,323	522,511
Less: Current portion of long-term debt, net of deferred financing, current	(49,428)	(91,495)
Long-term debt, excluding current maturities	$ 485,895	$ 431,016